Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 Gas swap contracts USD ($)	Dec. 31, 2013 Gas swap contracts USD ($)	Dec. 31, 2014 Gas options USD ($)	Dec. 31, 2013 Gas options USD ($)
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	249,344	190,348	$ 2,178	$ 86	$ 346	$ 208
Regulatory liabilities, natural gas derivative contracts	122,786	123,289	$ 0	$ 416	$ 0	$ 37